Non-controlling interests	12 Months Ended
Dec. 31, 2022
Non-Controlling Interests [Abstract]
Non-controlling interests	Non-controlling interestsNon-controlling interests include the net amount of the equity of subsidiaries attributable to equity instruments that do not belong, directly or indirectly, to the Bank, including the portion attributed to them of profit for the year.
a) Breakdown
The detail, by Group company, of 'Equity - Non-controlling interests' is as follows:

EUR million
	2022	2021	2020
Santander Bank Polska S.A.	1,603	1,559	1,676
Grupo PSA	1,728	1,543	1,622
Santander Consumer USA Holdings Inc.	—	1,255	986
Banco Santander - Chile	1,317	1,042	1,218
Banco Santander (Brasil) S.A.	1,210	1,023	1,014
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México	251	202	461
Other companiesA	1,213	1,970	1,806
	7,322	8,594	8,783

Profit/(Loss) for the year attributable to non-controlling interests	1,159	1,529	1,063
Of which:
Santander Consumer USA Holdings Inc.	—	494	201
Grupo PSA	323	311	255
Banco Santander - Chile	280	292	198
Banco Santander (Brasil) S.A.	259	251	233
Santander Bank Polska S.A.	196	75	81
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México	42	62	61
Other companies	59	44	34
TOTAL	8,481	10,123	9,846
A.Includes perpetual Santander UK plc equity instruments convertible at the option of Santander UK plc into preferred shares of Santander UK plc. During 2022, three issues were redeemed early for a nominal amount of GBP 1,700 million (EUR 1,977 million) of which the Group had repurchased GBP 1,050 million (EUR 1,221 million). At year-end, the outstanding balance on these equity instruments amounted to GBP 500 million (EUR 564 million) (EUR 1,363 million and EUR 1,275 million in 2021 and 2020, respectively).
b) Changes
The changes in Non-controlling interests are summarised as follows:

EUR million
	2022	2021	2020
Balance at the end of the previous year	10,123	9,846	10,588
Balance at beginning of year	10,123	9,846	10,588
Other comprehensive income	248	(304)	(818)
Other	(1,890)	581	76
Profit attributable to non-controlling interests	1,159	1,529	1,063
Modification of participation ratesA	(1,811)	(390)	(632)
Change of perimeter	31	(5)	(54)
Dividends paid to minority shareholders	(500)	(648)	(465)
Changes in capital and other conceptsB	(769)	95	164
Balance at end of year	8,481	10,123	9,846
A.Include the effects of the purchase of shares of Santander Holdings USA, Inc. on Santander Consumer USA Holdings Inc. that occurred in 2022 and of the public offer for the acquisition of shares of Banco Santander México, SA, Institución de Multiple Banking, Grupo Financiero Santander México that occurred in 2021 (see note 3.b).
B.Includes the effect of the amortization of AT1 UK by EUR 756 million.
The foregoing changes are shown in the consolidated statement of changes in total equity.
c) Other information
The financial information on the subsidiaries with significant non-controlling interests at 31 December 2022 is summarised below:

EUR millionA
	Santander Bank Polska S.A.	Banco Santander (Brasil) S.A.	Banco Santander - Chile	Grupo Financiero Santander México, S.A.B. de C.V.	Santander Consumer USA
Total assets	52,665	184,165	78,425	92,636	40,681
Total liabilities	47,506	168,627	72,845	84,416	30,130
Net assets	5,159	15,538	5,580	8,220	10,551
Total income	2,474	12,910	2,449	4,623	4,300
Total profit	542	2,822	956	1,257	1,407
A.Information prepared in accordance with the segment reporting criteria described in note 51 and, therefore, it may not coincide with the information published separately by each entity.